Fees Summary	Oct. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,405,501,000.00
Previously Paid Amount	0.00
Total Fee Amount	296,278.59
Total Offset Amount	0.00
Net Fee	$ 296,278.59
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A